Taxation, Benefit Offered by Jurisdictions (Details) - USD ($) $ in Millions	7 Months Ended	12 Months Ended		18 Months Ended
	Oct. 31, 2020	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Tax rate [Abstract]
Percentage of applicable income tax rate	19.00%
Percentage of previously enacted tax rate reduction	17.00%
Remeasurement percentage of deferred tax assets and liabilities	19.00%
Impact of changes in tax rates		$ 35.6	$ 0.0	$ (931.8)
Uncertain tax positions	$ 4.6	4.6
Irrecoverable withholding tax		6.5
Collection proceedings		$ 45.2
Number of days for settlement of collection proceedings		30 days
Maximum potential tax liability	$ 60.0	$ 60.0